Description of Organization and Business Operations (Detail) - USD ($)		4 Months Ended	7 Months Ended
	Jun. 09, 2020	Jun. 09, 2020	Sep. 30, 2020
Proceeds from Issuance of Equity [Abstract]
Proceeds received from initial public offering, gross		$ 149,500,000	$ 149,500,000
Offering costs	$ 8,800,000	8,800,000
Deferred underwriting commissions	$ 5,232,500	5,232,500	5,232,500
Proceeds received from private placement		$ 4,990,000	$ 4,990,000
Ordinary shares, par value (in dollars per share)			$ 0.0001
Private Placement Units [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)		499,000
Share price (in dollars per share)	$ 10.00	$ 10.00
Proceeds received from private placement		$ 5,000,000
Class A Ordinary Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	1,950,000	1,950,000
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	14,950,000
Share price (in dollars per share)	$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 149,500,000
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	1,950,000
Share price (in dollars per share)	$ 10.00	$ 10.00